Average Annual Total Returns - ETF - Vanguard ESG US Stock ETF	ETF Shares Inception Date	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Fund Inception	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Fund Inception	FTSE US All Cap Choice Index (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE US All Cap Choice Index (reflects no deduction for fees, expenses, or taxes) Since Fund Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Fund Inception
Total	Sep. 18, 2018	25.71%	17.52%	25.31%	17.15%	15.41%	13.57%	25.79%	17.57%	25.84%	17.65%	20.79%	14.28%